SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of cash, cash equivalents and restricted cash

	As of March 31, 2022	As of December 31, 2021
Cash and cash equivalents	$210,847	$186,301
Restricted cash	4,574	5,228
Total cash, cash equivalents and restricted cash	$215,421	$191,529

Cash, Cash Equivalents and Restricted Cash — The following represents the Company’s cash, cash equivalents and restricted cash as of December 31, 2021 and 2020 (in thousands):

	As of December 31,
	2021	2020
Cash and cash equivalents	$186,301	$156,478
Restricted cash	5,228	4,831
Total cash, cash equivalents and restricted cash	$191,529	$161,309

Schedule of allowance for doubtful accounts

Allowance for doubtful accounts changed as follows during the years presented (in thousands):

	Year Ended December 31,
	2021	2020
Beginning of year	$7,773	$7,843
Provision	750	2,002
Deductions	(2,577)	(2,072)
End of year	$5,946	$7,773